SHARE BASED COMPENSATION (Narrative) (Details) - USD ($)					12 Months Ended
	Sep. 09, 2015	Jul. 06, 2015	Jan. 12, 2015	Jan. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized					21,000,000
Granted					8,134,375	6,274,166	140,000
Weighted average fair value of stock options granted					$ 0.59	$ 0.98	$ 0.11
Share-based compensation					$ 3,687,951	$ 1,792,819	$ 1,881,401
Unrecognized compensation cost related to non-vested stock options					$ 5,279,522
Unrecognized compensation cost, recognition period					2 years 8 months 12 days
Employee Stock Option [Member] | Independent Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted			600,000
Vesting period for plan			2 years
Vesting installments during vesting period			24
Exercise price			$ 0.87
Employee Stock Option [Member] | Independent Directors [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Employee Stock Option [Member] | Independent Directors [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Employee Stock Option [Member] | Independent Directors [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	12,569,166		6,534,375
Vesting period for plan			3 years
Vesting installments during vesting period			36
Exercise price	$ 0.59		$ 0.87
Incremental cost associated with the modification	$ 282,581			$ 241,557
Share-based compensation	123,322			60,107
Unrecognized compensation cost related to non-vested stock options	$ 159,259			$ 181,470
Unrecognized compensation cost, recognition period	2 years 10 months 6 days			2 years 10 months 28 days
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Batch one [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 0.38			$ 0.55
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Batch two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	0.35			$ 0.52
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Batch three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	0.38
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Batch four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	0.37
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Batch five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted	$ 0.40
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			25.00%
Employee Stock Option [Member] | Relevant Employees and Executive Officers [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Employee Stock Option [Member] | Executive officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		1,000,000
Vesting period for plan		3 years
Vesting installments during vesting period		24
Exercise price		$ 0.84
Employee Stock Option [Member] | Executive officers [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Employee Stock Option [Member] | Executive officers [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		25.00%
Employee Stock Option [Member] | Executive officers [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%